Jul. 28, 2016

BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated December 23, 2016 to the

Blackstone Alternative Multi-Strategy Fund

Prospectus and Statement of Additional Information,

each dated July 28, 2016

Removal of Sub-Adviser

In connection with the decision by The Blackstone Group L.P. to terminate the Blackstone Senfina program, effective as of December 23, 2016, Blackstone Senfina Advisors L.L.C. (“Senfina”) will no longer serve as a sub-adviser to the Fund. Therefore, all references to Senfina in the Fund’s Prospectus and Statement of Additional Information are hereby removed.